Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Total revenue	$ 673							$ 672										$ 1,326		$ 1,311		$ 2,761		$ 2,808		$ 2,921
Costs and expenses:
Cost of sales and administrative expenses	528							509										1,064		1,033		2,070		2,147		2,316
Depreciation and amortization	27	[1]						25	[1]									51	[1]	49	[1]	104	[1]	96	[1]	91	[1]
Amortization of acquisition-related intangible assets	41							47										84	[1]	95		182		217		260
Goodwill impairment charges																										12
Trade name impairment charges			339															339
Total costs and expenses	596							581										1,538		1,177		2,356		2,460		2,679
Operating income (loss)	77							91										(212)		134		405		348		242
Net interest income (expense)	(72)							(79)										(146)		(169)		(325)		(359)		(460)
Other income (expense)								(2)										(61)		(7)		(8)		(81)		(3)
Income (loss) from continuing operations before income taxes	5							10										(419)		(42)		72		(92)		(221)
Benefit from (provision for) income taxes	(2)							(5)										99		12		(26)		49		145
Income (loss) from continuing operations	3			54	[2]	22	[2]	5	[2]	(35)	69		(8)		(42)	(62)		(320)		(30)		46		(43)		(76)
Income (loss) from discontinued operations, net of tax				18		1		10		(12)			(354)	[3]	34	297	[4]	(17)		(2)		17		(23)		(73)
Net income (loss)	3			72	[2]	23	[2]	15	[2]	(47)	69	[5]	(362)	[3]	(8)	235	[4]	(337)		(32)		63		(66)		(149)
Comprehensive income (loss)	(3)							11										(400)		(80)		82		(23)		(166)
Parent
Costs and expenses:
Cost of sales and administrative expenses	23							22										48		43		77		69		121
Amortization of acquisition-related intangible assets								1												1		1		1		1
Total costs and expenses	23							23										48		44		78		70		122
Operating income (loss)	(23)							(23)										(48)		(44)		(78)		(70)		(122)
Net interest income (expense)	(67)							(72)										(136)		(156)		(300)		(331)		(428)
Equity in earnings of unconsolidated subsidiary	65							94										(133)		135		376		71		384
Other income (expense)																		(61)		(5)		(6)		(82)		4
Income (loss) from continuing operations before income taxes	(25)							(1)										(378)		(70)		(8)		(412)		(162)
Benefit from (provision for) income taxes	28							29										68		62		120		156		197
Income (loss) from continuing operations	3							28										(310)		(8)		112		(256)		35
Income (loss) from discontinued operations, net of tax								(13)										(27)		(24)		(49)		190		(184)
Net income (loss)	3							15										(337)		(32)		63		(66)		(149)
Comprehensive income (loss)	(3)							11										(400)		(80)		82		(23)		(166)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Total revenue	479							468										950		918		1,908		1,936		1,955
Costs and expenses:
Cost of sales and administrative expenses	377							347										733		685		1,401		1,430		1,491
Depreciation and amortization	16							16										31		31		67		63		61
Amortization of acquisition-related intangible assets	29							34										59		70		134		165		195
Goodwill impairment charges																										12
Trade name impairment charges																		339
Total costs and expenses	422							397										1,162		786		1,602		1,658		1,759
Operating income (loss)	57							71										(212)		132		306		278		196
Net interest income (expense)																										(1)
Equity in earnings of unconsolidated subsidiary	29							47										36		55		149		132		123
Other income (expense)																								(1)
Income (loss) from continuing operations before income taxes	86							118										(176)		187		455		409		318
Benefit from (provision for) income taxes	(21)							(31)										42		(61)		(96)		(96)		(11)
Income (loss) from continuing operations	65							87										(134)		126		359		313		307
Income (loss) from discontinued operations, net of tax								7										1		9		17		(242)		77
Net income (loss)	65							94										(133)		135		376		71		384
Comprehensive income (loss)	68							87										(191)		88		386		100		392
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Total revenue	316							306										584		577		1,258		1,256		1,403
Costs and expenses:
Cost of sales and administrative expenses	250							242										491		489		997		1,032		1,141
Depreciation and amortization	11							9										20		18		37		33		30
Amortization of acquisition-related intangible assets	12							12										25		24		47		51		64
Total costs and expenses	273							263										536		531		1,081		1,116		1,235
Operating income (loss)	43							43										48		46		177		140		168
Net interest income (expense)	(5)							(7)										(10)		(13)		(25)		(28)		(31)
Other income (expense)								(2)												(2)		(2)		2		(7)
Income (loss) from continuing operations before income taxes	38							34										38		31		150		114		130
Benefit from (provision for) income taxes	(9)							(3)										(11)		11		(50)		(11)		(41)
Income (loss) from continuing operations	29							31										27		42		100		103		89
Income (loss) from discontinued operations, net of tax								16										9		13		49		29		34
Net income (loss)	29							47										36		55		149		132		123
Comprehensive income (loss)	32							40										9		14		163		157		130
Eliminations
Condensed Financial Statements Captions [Line Items]
Total revenue	(122)							(102)										(208)		(184)		(405)		(384)		(437)
Costs and expenses:
Cost of sales and administrative expenses	(122)							(102)										(208)		(184)		(405)		(384)		(437)
Total costs and expenses	(122)							(102)										(208)		(184)		(405)		(384)		(437)
Equity in earnings of unconsolidated subsidiary	(94)							(141)										97		(190)		(525)		(203)		(507)
Income (loss) from continuing operations before income taxes	(94)							(141)										97		(190)		(525)		(203)		(507)
Income (loss) from continuing operations	(94)							(141)										97		(190)		(525)		(203)		(507)
Net income (loss)	(94)							(141)										97		(190)		(525)		(203)		(507)
Comprehensive income (loss)	$ (100)							$ (127)										$ 182		$ (102)		$ (549)		$ (257)		$ (522)

[1]	Includes amortization of capitalized software.
[2]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.